REVENUE (Tables)	12 Months Ended
Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF NET SALES DISAGGREGATED BY SIGNIFICANT PRODUCTS AND SERVICES

	Year ended March 31, 2024	Year ended March 31, 2023
Vehicle Manufacturing
Vehicle Sales (1)	28,986	100,022
Others	13,552	12,387

Total	42,538	112,409

(1)	Revenue from Sales of Vehicle represents sale of Electric Bikes to Authorized dealers in and around India.